Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
July 31, 2025
IVFK6-NPRT3-0925
1.9883988.108
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Erste Group Bank AG	329,250	30,265,865
BRAZIL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (a)	12,628	29,977,483
CANADA - 6.4%
Financials - 1.6%
Capital Markets - 1.6%
Brookfield Asset Management Ltd Class A (United States) (b)	554,773	34,212,851
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	133,114	26,715,026
Information Technology - 3.5%
IT Services - 1.9%
Shopify Inc Class A (United States) (a)	331,517	40,514,693
Software - 1.6%
Constellation Software Inc/Canada	9,927	34,247,863
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	9,222	1
		34,247,864
TOTAL INFORMATION TECHNOLOGY		74,762,557

TOTAL CANADA		135,690,434
CHINA - 3.1%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Tencent Holdings Ltd	950,163	66,523,040
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	150,779	33,787,314
FRANCE - 6.6%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	12,886	31,631,537
Industrials - 3.6%
Aerospace & Defense - 2.0%
Safran SA	128,982	42,532,000
Building Products - 1.6%
Cie de Saint-Gobain SA	292,145	33,514,043
TOTAL INDUSTRIALS		76,046,043

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	168,605	33,170,770
TOTAL FRANCE		140,848,350
GERMANY - 13.9%
Financials - 4.7%
Banks - 1.8%
Commerzbank AG	1,038,023	37,954,323
Capital Markets - 1.4%
Deutsche Boerse AG	106,395	30,789,375
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,942	32,040,910
TOTAL FINANCIALS		100,784,608

Industrials - 4.9%
Aerospace & Defense - 2.9%
MTU Aero Engines AG	69,269	29,896,628
Rheinmetall AG	15,940	31,553,204
		61,449,832
Electrical Equipment - 2.0%
Siemens Energy AG (a)	368,560	42,671,425
TOTAL INDUSTRIALS		104,121,257

Information Technology - 2.5%
Software - 2.5%
SAP SE	185,345	53,000,477
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	169,055	39,000,102
TOTAL GERMANY		296,906,444
INDIA - 9.2%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	1,472,256	32,077,319
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
MakeMyTrip Ltd (a)(b)	298,137	27,902,641
Financials - 3.5%
Banks - 3.5%
HDFC Bank Ltd/Gandhinagar	1,682,050	38,633,396
ICICI Bank Ltd	2,142,494	36,109,137
		74,742,533
Industrials - 2.9%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd	777,407	32,177,842
Passenger Airlines - 1.3%
InterGlobe Aviation Ltd (a)(d)(e)	425,550	28,582,540
TOTAL INDUSTRIALS		60,760,382

TOTAL INDIA		195,482,875
ISRAEL - 2.9%
Financials - 2.9%
Banks - 2.9%
Bank Hapoalim BM	1,632,360	30,750,292
Bank Leumi Le-Israel BM	1,631,809	30,293,222

TOTAL ISRAEL		61,043,514
ITALY - 1.3%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Ferrari NV (Italy)	66,260	29,134,810
JAPAN - 4.1%
Industrials - 4.1%
Industrial Conglomerates - 2.4%
Hitachi Ltd	1,652,352	50,563,050
Machinery - 1.7%
Mitsubishi Heavy Industries Ltd	1,547,471	36,948,032
TOTAL JAPAN		87,511,082
NETHERLANDS - 3.0%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	195,028	30,424,766
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	67,273	32,820,008
TOTAL NETHERLANDS		63,244,774
SPAIN - 1.9%
Utilities - 1.9%
Electric Utilities - 1.9%
Iberdrola SA	2,258,256	39,691,876
SWITZERLAND - 1.7%
Financials - 1.7%
Insurance - 1.7%
Zurich Insurance Group AG	52,285	35,663,947
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd	2,755,750	105,855,021
UNITED KINGDOM - 9.4%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
InterContinental Hotels Group PLC	213,454	24,555,790
Financials - 2.8%
Capital Markets - 2.8%
3i Group PLC	580,343	31,711,201
London Stock Exchange Group PLC	237,374	28,934,726
		60,645,927
Industrials - 5.4%
Aerospace & Defense - 3.8%
BAE Systems PLC	1,393,423	33,247,967
Rolls-Royce Holdings PLC	3,386,169	48,059,832
		81,307,799
Professional Services - 1.6%
RELX PLC	645,169	33,523,684
TOTAL INDUSTRIALS		114,831,483

TOTAL UNITED KINGDOM		200,033,200
UNITED STATES - 26.2%
Communication Services - 1.7%
Entertainment - 1.7%
Spotify Technology SA (a)	58,329	36,545,452
Financials - 7.9%
Capital Markets - 2.6%
Moody's Corp	52,844	27,253,236
S&P Global Inc	50,741	27,963,365
		55,216,601
Financial Services - 2.8%
Mastercard Inc Class A	52,443	29,707,386
Visa Inc Class A	84,017	29,025,353
		58,732,739
Insurance - 2.5%
Arthur J Gallagher & Co	95,021	27,294,782
Marsh & McLennan Cos Inc	138,847	27,658,323
		54,953,105
TOTAL FINANCIALS		168,902,445

Industrials - 8.2%
Building Products - 1.5%
Trane Technologies PLC	73,000	31,979,840
Commercial Services & Supplies - 1.5%
Waste Connections Inc	171,830	32,086,673
Construction & Engineering - 1.4%
Ferrovial SE	588,197	30,139,144
Electrical Equipment - 3.8%
Eaton Corp PLC	82,483	31,732,860
Schneider Electric SE	187,035	48,403,427
		80,136,287
TOTAL INDUSTRIALS		174,341,944

Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	122,747	36,050,794
Software - 1.7%
Synopsys Inc (a)	56,262	35,640,289
TOTAL INFORMATION TECHNOLOGY		71,691,083

Materials - 5.0%
Chemicals - 1.2%
Linde PLC	55,420	25,507,609
Construction Materials - 3.8%
Amrize Ltd	464,400	23,475,856
CRH PLC (United Kingdom)	299,100	28,408,861
Holcim AG	367,433	29,302,759
		81,187,476
TOTAL MATERIALS		106,695,085

TOTAL UNITED STATES		558,176,009
TOTAL COMMON STOCKS (Cost $1,545,608,487)		2,109,836,038

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	48,583,687	48,593,404
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	29,723,360	29,726,333
TOTAL MONEY MARKET FUNDS (Cost $78,319,737)			78,319,737

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $1,623,928,224)	2,188,155,775
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(59,677,807)
NET ASSETS - 100.0%	2,128,477,968

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,582,540 or 1.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,582,540 or 1.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	821,562,516	772,969,112	716,528	-	-	48,593,404	48,583,687	0.1%
Fidelity Securities Lending Cash Central Fund	28,492,200	196,247,730	195,013,597	42,213	-	-	29,726,333	29,723,360	0.1%
Total	28,492,200	1,017,810,246	967,982,709	758,741	-	-	78,319,737

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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